INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
Schedule of Inventories
	June 30, 2022	December 31, 2021
	US$‘000	US$‘000
Raw materials and consumables	13,954	13,650
Work-in-progress	4,455	5,546
Finished goods	10,700	9,927

	29,109	29,123